Long-Term Debt - Senior Notes 5.750% (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 29, 2020	Nov. 21, 2017
Debt Instrument [Line Items]
Borrowed amount					$ 1,300,000,000
Interest expense	$ 335,638,000	$ 376,346,000	$ 383,261,000
5.750% Notes
Debt Instrument [Line Items]
Borrowed amount				$ 1,300.0
Interest rate				5.75%
Interest expense	$ 13,400,000